SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

On February 1, 2017, the servicing agreement between B&B Air Funding and BBAM relating to aircraft financed by the Securitization Notes was amended, thereby (i) amending the rent fee to 3.5% of the aggregate amount of rents actually collected, plus $1,000 per aircraft per month and (ii) eliminating the base fee of $150,000 per month, both effective as of January 1, 2017. In connection with this amendment, effective January 1, 2017, the administrative agency fee has also been reduced, through a rebate, to $20,000 per month, subject to an annual CPI adjustment. On February 1, 2017, the Company also amended the management agreement with the Manager to accommodate these changes to the servicing and administrative fees relating to the aircraft financed by the Securitization Notes.